Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 1500 Composite Stock Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S & P 600 Small Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Global Dow ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Dow Jones REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P Bank ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P Capital Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P Insurance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) NYSE Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 500 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 500 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 400 Mid Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S & P 400 Mid Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S & P 400 Mid Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S & P 600 Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S & P 600 Small Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Biotech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Homebuilders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Aerospace & Defense ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Oil & Gas Exploration & Production ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Pharmaceuticals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Telecom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Transportation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P Regional Banking(SM) ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Software & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Health Care Equipment ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Health Care Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Metals & Mining ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays 1-3 Month T-Bill ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Intermediate Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Long Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Nuveen Bloomberg Barclays Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) FTSE International Government Inflation-Protected Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Short Term Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Short Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays Emerging Markets Local Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Mortgage Backed Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Intermediate Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio Long Term Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays Convertible Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays Short Term International Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Bloomberg Barclays International Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Portfolio Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P 1500 Value Tilt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P 1500 Momentum Tilt ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Portfolio High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA US Large Cap Low Volatility Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA US Small Cap Low Volatility Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 600 Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P 500(R) Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MSCI USA StrategicFactors ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) Portfolio S&P 500 High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR FactSet Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Russell 1000 Yield Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Russell 1000 Momentum Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Russell 1000 Low Volatility Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Dorsey Wright Fixed Income Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Gender Diversity Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Technology Hardware ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Internet ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho Intelligent Structures ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho Smart Mobility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho Future Security ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho Clean Power ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho Final Frontiers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR S&P Kensho New Economies Composite ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SPDR® Series Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.

Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.